NOTE 14 NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 14 NOTES PAYABLE
Balance, beginning	$ 969,891	$ 760,715	$ 404,370
Issue of notes payable	0	321,935	495,449
Settled in shares	(148,745)	(186,942)	(167,000)
Repayment of notes payable	(197,862)	0	0
Realized foreign exchange loss (gain)	4,918	(2,267)	0
Unrealized foreign exchange loss (gain)	6,304	(9,171)	0
Accretion expense	13,110	12,337	0
Interest expense	60,745	73,284	27,896
Balance, end of period	708,361	969,891	760,715
Less: Current portion of notes payable	708,361	0	150,271
Less: Non-current portion of notes payable	$ 708,361	$ 969,891	$ 610,444